INVESTMENT IN JOINT VENTURE - Summary of Changes to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 07, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of joint ventures [line items]
Beginning balance		R$ 11,221,356		R$ 10,936,663
Interest in earnings of joint ventures		1,695,945		(92,179)	[1]	R$ 4,590,631
Asset and liability valuation adjustment		(7,428)		1,053,226
Dividends		(1,214,731)		(676,354)
Capital increase		47,300
Ending balance		R$ 11,742,442		11,221,356		10,936,663
Raizen S A [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture		10,352,509,484
Investor's shares		4,557,597,117
Ownership percentage (directly and indirectly)		30.92%
Beginning balance		R$ 11,221,356		10,936,663
Interest in earnings of joint ventures		1,694,679		(92,179)
Asset and liability valuation adjustment		(7,428)		1,053,226
Dividends		(1,214,731)		(676,354)
Capital increase
Ending balance		R$ 11,693,876		11,221,356		R$ 10,936,663
Raizen S A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)		5.02%
Raizen S A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)		25.90%
Terminal Alvorada S.A [Member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture		100,197,076
Investor's shares		50,098,538
Ownership percentage (directly and indirectly)		50.00%
Beginning balance
Interest in earnings of joint ventures		1,266
Asset and liability valuation adjustment
Dividends
Capital increase	R$ 47,300	47,300	[2]
Ending balance		R$ 48,566
Terminal Alvorada S.A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)		50.00%
Terminal Alvorada S.A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership percentage (directly and indirectly)

[1]	Amounts after the reclassification of the discontinued operation.
[2]	On July 7, 2023, the subsidiary Rumo S.A contributed R$47,300 to form the joint venture Terminal Alvorada S.A with CHS Agronegócio Indústria e Comércio Ltda “CHS”, whose objective is to transform the CHS road transshipment warehouse in Alvorada (TO) in a road-rail transshipment terminal.